N-2	Mar. 10, 2023
Cover [Abstract]
Entity Central Index Key	0001654595
Amendment Flag	false
Securities Act File Number	001-38719
Document Type	8-K
Entity Registrant Name	Medalist Diversified REIT, Inc.
Entity Address, Address Line One	1051 E. Cary Street Suite 601
Entity Address, Address Line Two	James Center Three
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23219
City Area Code	804
Local Phone Number	344-4435
Entity Emerging Growth Company	true
Entity Ex Transition Period	false